Income and Other Taxes Payable (Tables)	9 Months Ended
Sep. 30, 2025
Income and Other Taxes Payable [Abstract]
Schedule of Income and Other Taxes Payable

Income and other taxes payable are comprised of the following:

	September 30, 2025	December 31, 2024

Taxes payable in installments	28,839	44,426
PIS / COFINS tax payable	18,604	15,378
ICMS / VAT / GST tax payable	38,487	37,868
Withholding income taxes	347,092	346,785
IPTU and others	106,618	75,932
Subtotal	539,640	520,389
Income taxes payable	242,634	233,027
Total	782,274	753,416

Breakdown:
Current liabilities	366,317	346,761
Non-current liabilities	415,957	406,655
	782,274	753,416